Segment And Geographic Information	12 Months Ended
Dec. 31, 2012
Segment And Geographic Information [Abstract]
Segment And Geographic Information

20. Segment and geographic information

     The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC Topic 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC Topic 280 also requires disclosures about the Company's products and services, geographical areas and major customers.

     As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald's restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. The Company manages its business as distinct geographic segments and its operations are divided into four geographical divisions as follows: Brazil; the Caribbean division, consisting of Aruba, Curacao, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago and the U.S. Virgin Islands of St. Croix and St. Thomas; the North Latin America division ("NOLAD"), consisting of Costa Rica, Mexico and Panama; and the South Latin America division ("SLAD"), consisting of Argentina, Chile, Colombia, Ecuador, Peru, Uruguay and Venezuela. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal year ended December 31,
	2012	2011	2010
Revenues:
Brazil	$1,797,556	$1,890,824	$1,595,571
Caribbean division	273,467	267,701	260,617
NOLAD	384,041	355,265	305,017
SLAD	1,342,330	1,143,859	856,913
Total revenues	$3,797,394	$3,657,649	$3,018,118

Adjusted EBITDA:
Brazil	$240,954	$289,462	$250,606
Caribbean division	12,345	9,493	23,556
NOLAD	26,738	19,551	15,400
SLAD	150,520	121,475	83,998
Total reportable segments	430,557	439,981	373,560
Corporate and others (i)	(89,996)	(100,193)	(74,446)
Total adjusted EBITDA	$340,561	$339,788	$299,114

	For the fiscal year ended December 31,
	2012	2011	2010
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$340,561	$339,788	$299,114

(Less) Plus items excluded from computation that
affect operating income:
Depreciation and amortization	(92,328)	(68,971)	(60,585)
Compensation expense related to the award right granted to
our CEO	-	(2,214)	(16,392)
Gains from sale of property and equipment	3,328	7,123	5,299
Write-offs of property and equipment	(4,259)	(3,570)	(2,635)
Impairment of long-lived assets	(1,982)	(1,715)	(4,668)
Impairment of goodwill	(683)	(2,077)	-
Incremental compensation expense related to ADBV long-
term incentive plan	-	(10,526)	(15,576)
Stock-based compensation related to the special awards in
connection with the initial public offering under the 2011
Plan	(7,997)	(5,703)	-
Cash bonus related to the initial public offering	-	(1,382)	-
Operating income	236,640	250,753	204,557

(Less) Plus:
Net interest expense	(54,247)	(60,749)	(41,613)
Loss from derivative instruments	(891)	(9,237)	(32,809)
Foreign currency exchange results	(18,420)	(23,926)	3,237
Other non-operating (expenses) income, net	(2,119)	3,562	(23,630)
Income tax expense	(46,375)	(44,603)	(3,450)
Net income attributable to non-controlling interests	(256)	(271)	(271)
Net income attributable to Arcos Dorados Holdings Inc.	$114,332	$115,529	$106,021

	For the fiscal year ended December 31,
	2012	2011	2010
Depreciation and amortization:
Brazil	$47,659	$44,503	$43,927
Caribbean division	14,044	11,982	11,733
NOLAD	26,628	25,670	23,197
SLAD	30,987	24,070	20,343
Total reportable segments	119,318	106,225	99,200
Corporate and others (i)	7,279	6,536	6,048
Purchase price allocation (ii)	(34,269)	(43,790)	(44,663)
Total depreciation and amortization	$92,328	$68,971	$60,585

Property and equipment expenditures:
Brazil	$133,734	$142,111	70,017
Caribbean division	25,316	36,103	10,951
NOLAD	36,759	48,914	36,832
SLAD	96,328	90,150	53,602
Others	2,341	2,581	4,267
Total property and equipment expenditures	$294,478	$319,859	175,669

	As of December 31,
	2012	2011
Total assets:
Brazil	$921,003	$992,832
Caribbean division	264,527	259,633
NOLAD	419,545	381,840
SLAD	667,366	513,909
Total reportable segments	2,272,441	2,148,214
Corporate and others (i)	109,636	98,451
Purchase price allocation (ii)	(332,914)	(371,259)
Total assets	$2,049,163	$1,875,406

     (i) Primarily relates to corporate general and administrative expenses and assets as well as the results and assets of the Company's operating distribution centers until March 16, 2011 (see Note 23 for details of the split-off). Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, collateral deposits and guarantee deposits.

     (ii) Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.

     The Company's revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. See Note 3 for more details. All of the Company's revenues are derived from foreign operations.

     Long-lived assets consisting of property and equipment totaled $1,176,350 and $1,023,180 at December 31, 2012 and 2011, respectively. All of the Company's long-lived assets are related to foreign operations.